UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ospraie Management, LLC
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Address:   230 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-11391
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Vincent
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     212-602-5057
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Eric Vincent           New York, New York              2/14/06
       ------------------------   -----------------------------   ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        39
                                               -------------

Form 13F Information Table Value Total:        $922,511
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE



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                                                    Form 13F INFORMATION TABLE

              COLUMN 1           COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ALPHA NATURAL RESOURCES INC        COM         02076X102    39,607     2,061,800  SH     SOLE         2,061,800
ANOORAQ RES CORP                   COM         03633E108       458       650,000  SH     SOLE           650,000
BANRO CORP                         COM         066800103     3,379       398,800  SH     SOLE           398,800
CARNIVAL CORP                   PAIRED CTF     143658300     5,347       100,000  SH     SOLE           100,000
CELANESE CORP DEL                COM SER A     150870103    44,626     2,334,000  SH     SOLE         2,334,000
CF INDS HLDGS INC                   COM        125269100    26,293     1,724,100  SH     SOLE         1,724,100
CHEMTURA CORP                       COM        163893100    27,940     2,200,000  SH     SOLE         2,200,000
CHESAPEAKE ENERGY CORP              COM        165167107     1,587        50,000  SH     SOLE            50,000
CHEVRON CORP NEW                    COM        166764100   113,540     2,000,000  SH     SOLE         2,000,000
CHOICEPOINT INC                     COM        170388102     6,231       140,000  SH     SOLE           140,000
COLD SPRING CAP INC           UNIT 99/99/9999  192865202     9,750     1,666,600  SH     SOLE         1,666,600
CONOCOPHILLIPS                      COM        20825C104     5,818       100,000  SH     SOLE           100,000
DOUBLE HULL TANKERS INC             COM        Y21110104     5,695       432,400  SH     SOLE           432,400
FNX MNG CO INC                      COM        30253R101     2,338       200,000  SH     SOLE           200,000
GREATER CHINA FD INC                COM        39167B102       652        50,000  SH     SOLE            50,000
HEXCEL CORP NEW                     COM        428291108    19,687     1,090,700  SH     SOLE         1,090,700
HOVNANIAN ENTERPRISES INC          CL A        442487203    31,099       626,500  SH     SOLE           626,500
INTERCONTINENTALEXCHANGE INC        COM        45865V100    10,491       288,600  SH     SOLE           288,600
INTERNATIONAL COAL GRP INC N        COM        45928H106    30,452     3,205,500  SH     SOLE         3,205,500
LENNAR CORP                        CL B        526057302    70,675     1,246,700  SH     SOLE         1,246,700
MACQUARIE INFRASTRUCTURE CO     SH BEN INT     55607X108    14,883       483,200  SH     SOLE           483,200
MASISA S A NEW                 SPONSORED ADR   574800108       710        75,000  SH     SOLE            75,000
MITTAL STEEL CO N V           NY REG SH CL A   60684P101    17,541       666,210  SH     SOLE           666,210
NORTHERN DYNASTY MINERALS LT      COM NEW      66510M204     2,645       500,000  SH     SOLE           500,000
NORTHERN ORION RES INC              COM        665575106     7,096     2,176,700  SH     SOLE         2,176,700
OMI CORP NEW                        COM        Y6476W104    39,037     2,150,800  SH     SOLE         2,150,800
PACTIV CORP                         COM        695257105    50,600     2,300,000  SH     SOLE         2,300,000
QUINTANA MARITIME LTD               SHS        Y7169G109    11,320     1,111,964  SH     SOLE         1,111,964
RELIANT ENERGY INC                  COM        75952B105    5,005        485,000  SH     SOLE           485,000
REPUBLIC AWYS HLDGS INC             COM        760276105    14,060       925,000  SH     SOLE           925,000
ROCKWOOD HLDGS INC                  COM        774415103    40,064     2,030,600  SH     SOLE         2,030,600
ROYAL CARIBBEAN CRUISES LTD         COM        V7780T103    63,535     1,410,000  SH     SOLE         1,410,000
SEACOR HOLDINGS INC                 COM        811904101     4,767        70,000  SH     SOLE            70,000
STANDARD PAC CORP NEW               COM        85375C101    30,150       819,300  SH     SOLE           819,300
TEMPLE INLAND INC                   COM        879868107    22,425       500,000  SH     SOLE           500,000
TRANSMONTAIGNE INC                  COM        893934109     2,583       391,400  SH     SOLE           391,400
TYCO INTL LTD NEW                   COM        902124106    56,277     1,950,000  SH     SOLE         1,950,000
XERIUM TECHNOLOGIES INC             COM        98416J100     4,573       543,700  SH     SOLE           543,700
XTO ENERGY INC                      COM        98385X106    79,575     1,811,000  SH     SOLE         1,811,000

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